Financial Instruments (Schedule Of Changes In Fair Value Of Cash Flow Hedges Recorded In Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ (4,756)	¥ (2,231)	¥ (1,533)
Cash Flow Hedge | Other Comprehensive Income (Loss)
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	359	(766)
Cash Flow Hedge | Other Comprehensive Income (Loss) | Forward Exchange Contracts
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(472)	(294)
Cash Flow Hedge | Other Comprehensive Income (Loss) | Interest Rate Swap Agreements
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(1,327)	(822)
Cash Flow Hedge | Other Comprehensive Income (Loss) | Currency Swap Agreement
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ 2,158	¥ 350